Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2017
Registrant Name	DREYFUS MUNICIPAL BOND OPPORTUNITY FUND
Central Index Key	0000797923
Amendment Flag	false
Document Creation Date	Aug. 28, 2017
Document Effective Date	Sep. 01, 2017
Prospectus Date	Sep. 01, 2017
Class A, C, I, Y, & Z Prospectus | DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class A
Prospectus:
Trading Symbol	PTEBX
Class A, C, I, Y, & Z Prospectus | DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class C
Prospectus:
Trading Symbol	DMBCX
Class A, C, I, Y, & Z Prospectus | DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class Z
Prospectus:
Trading Symbol	DMBZX
Class A, C, I, Y, & Z Prospectus | DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class Y
Prospectus:
Trading Symbol	DMBYX
Class A, C, I, Y, & Z Prospectus | DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class I
Prospectus:
Trading Symbol	DMBVX
Class T Prospectus | DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class T
Prospectus:
Trading Symbol	DMOTX